SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about non-cash working capital items (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flow Information [Abstract]
Change in other assets	$ (60,587)	$ (33,351)
Change in accrued interest	809,447	(1,205,770)
Change in accounts payable and accrued liabilities related to operations	(921,562)	860,816
CHANGE IN NON-CASH WORKING CAPITAL ITEMS	$ (172,702)	$ (378,305)